FEDERAL HOME LOAN BANK (FHLB) ADVANCES	12 Months Ended
Jun. 30, 2019
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
FEDERAL HOME LOAN BANK (FHLB) ADVANCES
13.	FEDERAL HOME LOAN BANK (FHLB) ADVANCES

The following table presents contractual maturities of FHLB long-term advances as of June 30, 2019.

	Maturity range		Weighted- average	Stated interest rate range		June 30,	June 30,
Description	from	to	interest rate [5]	from	to	2019	2018

						(Dollars in Thousands)
Fixed	10/01/20	10/03/22	3.03%	2.95%	3.09%	$15,000	$—
Adjustable	10/01/20	10/01/21	2.61%	2.54%	2.65%	85,000	—

Total						$100,000	$—

Maturities of FHLB long-term advances at June 30, 2019, are summarized as follows:

		Weighted-
Maturing During		Average
Fiscal Year Ended		Interest
June 30:	Amount	Rate
	(Dollars in Thousands)
2020	$—	—
2021	65,000	2.63%
2022	30,000	2.72%
2023	5,000	3.09%
2024	—	—
2025 and thereafter	—	—

Total	$100,000	2.67%

The Company also utilized revolving and short-term FHLB advances. Short-term FHLB advances generally mature within 90 days, while revolving FHLB advances may be repaid by the Company without penalty. The following table presents information regarding such advances as of June 30, 2019 and June 30, 2018:

	June 30, 2019	June 30, 2018

	(Dollars in Thousands)
FHLB revolving and short-term advances:
Ending balance	$70,828	$171,403
Average balance	81,556	167,306
Maximum month-end balance	161,289	179,791
Average interest rate	2.45%	1.60%
Weighted-average rate	2.46%	2.12%

[5]	As of June 30, 2019

At June 30, 2019, the Company had remaining borrowing capacity with the FHLB of approximately $2.4 million.

The FHLB advances are secured by the Company’s FHLB stock, loans, mortgage-backed and investment securities. FHLB advances are subject to substantial prepayment penalties.